Financial instruments related to commodity contracts (Tables)	12 Months Ended
Dec. 31, 2021
Trading & Shipping
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2021	36	9	18	12
2020	30	6	15	19
2019	28	9	17	21

Integrated Gas, Renewables and Power
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2021	80	9	28	30
2020	51	6	21	27
2019	83	10	20	64

Derivative financial instruments related to commodity contracts
Financial structure, financial costs and financial instruments
Schedule of offsetting of financial instruments related to commodity contracts

					Net balance
As of December 31, 2021	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Integrated Gas, Renewables & Power activities
Swaps	92	(385)	(35)	35	57	(350)	–	(293)	(293)
Forwards(a)	21,752	(16,954)	(2,120)	2,120	19,632	(14,834)	–	4,798	4,798
Options	1,953	(63)	(3)	3	1,950	(60)	–	1,890	1,890
Futures	418	(430)	(183)	183	235	(247)	–	(12)	(12)
Other/Collateral	–	–	–	–	–	–	382	382	382
Total Integrated Gas, Renewables & Power	24,215	(17,832)	(2,341)	2,341	21,874	(15,491)	382	6,765	6,765
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	245	(289)	(166)	166	79	(123)	–	(44)	(44)
Forwards(a)	411	(444)	(88)	88	323	(356)	–	(33)	(33)
Options	68	(236)	(40)	40	28	(196)	–	(168)	(168)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	186	(78)	(78)	78	108	–	–	108	108
Other/Collateral	–	–	–	–	–	–	344	344	344
Total crude oil, petroleum products and freight rates	910	(1,047)	(372)	372	538	(675)	344	207	207
TOTAL	25,125	(18,879)	(2,713)	2,713	22,412	(16,166)	726	6,972	6,972
Total of fair value non recognized in the balance sheet
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance
As of December 31, 2020	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Integrated Gas, Renewables & Power activities
Swaps	10	(71)	–	–	10	(71)	–	(61)	(61)
Forwards(a)	1,372	(3,113)	(186)	186	1,186	(2,927)	–	(1,741)	(1,741)
Options	(61)	(75)	(13)	13	(74)	(62)	–	(136)	(136)
Futures	42	(32)	(21)	21	21	(11)	–	10	10
Other/Collateral	–	–	–	–	–	–	22	22	22
Total Integrated Gas, Renewables & Power	1,363	(3,291)	(220)	220	1,143	(3,071)	22	(1,906)	(1,906)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	302	(443)	(207)	207	95	(236)	–	(141)	(141)
Forwards(a)	158	(297)	(13)	13	145	(284)	–	(139)	(139)
Options	113	(125)	(68)	68	45	(57)	–	(12)	(12)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	117	(135)	(117)	117	–	(18)	–	(18)	(18)
Other/Collateral	–	–	–	–	–	–	43	43	43
Total crude oil, petroleum products and freight rates	690	(1,000)	(405)	405	285	(595)	43	(267)	(267)
TOTAL	2,053	(4,291)	(625)	625	1,428	(3,666)	65	(2,173)	(2,173)
Total of fair value non recognized in the balance sheet

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance
As of December 31, 2019	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Integrated Gas, Renewables & Power activities
Swaps	469	9	39	(39)	508	(30)	–	478	478
Forwards(a)	4,080	(4,831)	(296)	296	3,784	(4,535)	–	(751)	(751)
Options	76	(37)	(28)	28	48	(9)	–	39	39
Futures	17	(43)	(15)	15	2	(28)	–	(26)	(26)
Other/Collateral	–	–	–	–	–	–	(772)	(772)	(772)
Total Integrated Gas, Renewables & Power	4,642	(4,902)	(300)	300	4,342	(4,602)	(772)	(1,032)	(1,032)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	152	(244)	(73)	73	79	(171)	–	(92)	(92)
Forwards(a)	300	(297)	(3)	3	297	(294)	–	3	3
Options	73	(106)	–	–	73	(106)	–	(33)	(33)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	–	(160)	–	–	–	(160)	–	(160)	(160)
Other/Collateral	–	–	–	–	–	–	147	147	147
Total crude oil, petroleum products and freight rates	525	(807)	(76)	76	449	(731)	147	(135)	(135)
TOTAL	5,167	(5,709)	(376)	376	4,791	(5,333)	(625)	(1,167)	(1,167)
Total of fair value non recognized in the balance sheet
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

Schedule of changes in fair value and fair value hierarchy for financial instruments

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January 1,	income	contracts	Other	December 31,
Integrated Gas, Renewables & Power activities
2021	(1,928)	6,817	1,408	86	6,383
2020	(260)	676	(2,348)	4	(1,928)
2019	(415)	1,588	(686)	(747)	(260)
Crude oil, petroleum products and freight rates activities
2021	(310)	3,950	(3,777)	–	(137)
2020	(282)	3,813	(3,841)	–	(310)
2019	(283)	4,189	(4,188)	–	(282)

In 2019, the Other column mainly included the acquisition of Toshiba's LNG portfolio, for which financial instruments related to commodity contracts had been recognized for the amount of treasury received.

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2021	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Integrated Gas, Renewables & Power activities	3,716	(3,563)	6,230	6,383
Crude oil, petroleum products and freight rates activities	134	(271)	–	(137)
TOTAL	3,850	(3,834)	6,230	6,246

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2020	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Integrated Gas, Renewables & Power activities	(159)	(361)	(1,408)	(1,928)
Crude oil, petroleum products and freight rates activities	10	(320)	–	(310)
TOTAL	(149)	(681)	(1,408)	(2,238)

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2019	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Integrated Gas, Renewables & Power activities	392	2,054	(2,706)	(260)
Crude oil, petroleum products and freight rates activities	(182)	(172)	72	(282)
TOTAL	210	1,882	(2,634)	(542)

Schedule of impact of the hedging strategies

As of December 31
(M$)	2021	2020	2019
Profit (Loss) recorded in other comprehensive income of the period	445	14	(14)
Recycled amount from other comprehensive income to the income statement of the period	(56)	(1)	–